Note 19 - Other Operating Income (Details Textual) - M/V EM Oinousses [Member] - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020
Vessel Evaluation, Unrepaired Damage Claim	$ 2.7
Vessel Evaluation, Damage Repair Paid		$ 2.3
Vessel Evaluation, Receivable		0.7
Vessel Evaluation, General Average Claim		0.3
Other Operating Income [Member]
Vessel Evaluation, Other Operating Income		$ 2.7